Leases (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Amortization of lease assets	[1]	$ 303	$ 398
Interest on lease liabilities	[2]	39	70
Operating lease cost	[1]	3,376	2,795
Short-term and variable lease cost	[1]	61
Total lease cost		$ 3,779	$ 3,263

[1]	Included in “cost of revenue” and “selling, general and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) / Income.
[2]	Included in “interest income (expense), net” in the Consolidated Statements of Comprehensive (Loss) / Income.